INTANGIBLE ASSETS (Details 2)	12 Months Ended
Dec. 31, 2017
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Years of Useful life (Average)	15 years
Brand names [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Years of Useful life (Average)	7